Gold and Silver Sales	12 Months Ended
Dec. 31, 2019
Gold and Silver Sales
Gold and Silver Sales

12.  Gold and Silver Sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Year Ended December 31,
	2019		2018
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$12,803	8,593	$178	145
Silver sales	906	52,036	2	124
Total gold and silver sales	$13,709		$180

For the year ended December 31, 2019, gold and silver sales of $13.7 million were reported as Revenue as the Hycroft Mine was operating. Nearly all gold and silver sales during 2019 were to the same customer. However, the Company is not obligated to sell all of its gold and silver to one customer. As discussed in Note 2 — Summary of Significant Accounting Policies, as of January 1, 2017 the Hycroft Mine went into a care and maintenance mode. While in care and maintenance, gold and silver sales are considered a byproduct of maintaining the Hycroft Mine and reported as a reduction to Care and maintenance, net on the consolidated statements of operations. Gold and silver sales of $0.2 million for the year ended December 31, 2018, were included as a reduction to Care and maintenance, net on the consolidated statements of operations.